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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment                   [_]  Amendment Number: ________
This Amendment (Check only one.):         [_]  is a restatement
                                          [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hayman Capital Management, L.P.

Address:    2101 Cedar Springs Road, Suite 1400
            Dallas, Texas 75201

Form 13F File Number:  28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher E. Kirkpatrick

Title: General Counsel

Phone: (214) 347-8050

Signature, Place, and Date of Signing:

Christopher E. Kirkpatrick         Dallas, TX          August 14, 2012
--------------------------        ---------------      ----------------
       (Signature)                (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      10
Form 13F Information Table Value Total:    87,844
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

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
COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4              COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
---------------- --------------- ---------- --------  ---------------------------- --------- --------  -----------------------
                                                                                                           VOTING AUTHORITY
                    TITLE OF                  VALUE    SHRS OR                     INVESTMENT  OTHER   -----------------------
NAME OF ISSUER       CLASS         CUSIP     (X1000)   PRN AMT    SH/PRN  PUT/CALL DISCRETION MANAGERS     SOLE    SHARED NONE
---------------  -------------- ----------- --------  ---------- -------  -------- ---------- --------- ---------- ------ ----
Alcatel-Lucent   Sponsored ADR    013904305   22,108  13,563,343   SH                 Sole              13,563,343
API Technologies
  Corp           Common           00187E203    6,567   1,784,539   SH                 Sole               1,784,539
Dynegy Inc       Common           26817G300    1,827   3,123,690   SH                 Sole               3,123,690
Electronic Arts
  Inc.           Common         285512 10 9    7,410     600,000   SH                 Sole                 600,000
Gaslog Ltd       Common         G37585 10 9      485      47,830   SH                 Sole                  47,830
Magnum Hunter
  Res Corp Del   Common         55973B 10 2    3,971     950,000   SH                 Sole                 950,000
Sealy Corp       Snr Sec 3rd 8%   812139400    7,951     136,493   PRN                Sole                 136,493
Six Flags Inc    Common           83001A102   31,057     573,217   SH                 Sole                 573,217
Tellabs Inc      Common           879664100    3,389   1,017,706   SH                 Sole               1,017,706
Whiting USA
  Trust II       Trust Unit     966388 10 0    3,079     160,802   SH                 Sole                 160,802
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